UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06279

Harris Associates Investment Trust
(Exact name of registrant as specified in charter)

Two North LaSalle Street, Suite 500 Chicago, Illinois		60602-3790
(Address of principal executive offices)		(Zip code)

John R. Raitt Harris Associates L.P. Two North LaSalle Street, #500 Chicago, Illinois 60602		Paulita A. Pike K&L Gates LLP Three First National Plaza, #3100 Chicago, Illinois 60602
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(312) 621-0600

Date of fiscal year end:	9/30/09

Date of reporting period:	6/30/09

Item 1. Schedule of Investments.

OAKMARK FUND

Schedule of Investments—June 30, 2009 (Unaudited)

Name	Shares Held	Value
Common Stocks—94.5%

Advertising—1.4%
Omnicom Group, Inc.	1,241,254	$39,198,801

Apparel Retail—1.3%
Limited Brands	3,014,647	$36,085,325

Broadcasting—1.2%
Discovery Communications, Inc. Class C (a)	1,540,140	$31,619,074

Cable & Satellite—5.0%
Liberty Media Corp. - Entertainment (a)	3,298,680	$88,239,690
Comcast Corp., Class A	3,400,000	47,940,000
		136,179,690
Catalog Retail—1.0%
Liberty Media Holding Corp. - Interactive, Class A (a)	5,699,850	$28,556,249

Computer & Electronics Retail—2.2%
Best Buy Co., Inc.	1,819,400	$60,931,706

Department Stores—1.8%
Kohl’s Corp. (a)	1,126,900	$48,174,975

Home Improvement Retail—2.0%
The Home Depot, Inc.	2,281,500	$53,911,845

Household Appliances—1.5%
The Black & Decker Corp.	1,400,000	$40,124,000

Housewares & Specialties—1.7%
Fortune Brands, Inc.	1,350,000	$46,899,000

Motorcycle Manufacturers—1.5%
Harley-Davidson, Inc.	2,462,000	$39,909,020

Movies & Entertainment—6.6%
The Walt Disney Co.	2,500,000	$58,325,000
Viacom, Inc., Class B (a)	2,339,745	53,112,211
Time Warner, Inc.	1,982,566	49,940,838
Liberty Media Holding Corp. - Capital, Class A (a)	1,395,836	18,927,536
		180,305,585
Restaurants—3.1%
Yum! Brands, Inc.	1,514,000	$50,476,760
McDonald’s Corp.	594,000	34,149,060
		84,625,820
Specialized Consumer Services—1.9%
H&R Block, Inc.	3,058,600	$52,699,678

Distillers & Vintners—2.6%
Diageo PLC (b)	1,221,000	$69,902,250

Drug Retail—2.1%
Walgreen Co.	2,000,000	$58,800,000

Name	Shares Held	Value
Common Stocks—94.5% (cont.)

Hypermarkets & Super Centers—1.6%
Wal-Mart Stores, Inc.	900,000	$43,596,000

Packaged Foods & Meats—1.7%
H.J. Heinz Co.	1,300,000	$46,410,000

Oil & Gas Exploration & Production—1.7%
EnCana Corp. (c)	950,000	$46,996,500

Asset Management & Custody Banks—3.8%
Bank of New York Mellon Corp.	1,839,630	$53,919,555
State Street Corp.	1,050,000	49,560,000
		103,479,555
Consumer Finance—4.2%
Capital One Financial Corp.	3,014,800	$65,963,824
American Express Co.	2,100,000	48,804,000
		114,767,824
Investment Banking & Brokerage—1.3%
Morgan Stanley	1,200,000	$34,212,000

Other Diversified Financial Services—3.2%
JPMorgan Chase & Co.	1,600,000	$54,576,000
Bank of America Corp.	2,500,000	33,000,000
		87,576,000
Health Care Equipment—3.4%
Medtronic, Inc.	1,850,000	$64,546,500
Covidien PLC (c)	750,000	28,080,000
		92,626,500
Pharmaceuticals—6.2%
Schering-Plough Corp.	2,431,135	$61,070,111
GlaxoSmithKline PLC (b)	1,600,000	56,544,000
Bristol-Myers Squibb Co.	2,500,000	50,775,000
		168,389,111
Aerospace & Defense—2.6%
The Boeing Co.	1,000,000	$42,500,000
Precision Castparts Corp.	400,000	29,212,000
		71,712,000
Air Freight & Logistics—2.1%
FedEx Corp.	1,050,000	$58,401,000

Industrial Conglomerates—3.2%
Tyco International, Ltd. (c)	2,039,500	$52,986,210
3M Co.	550,000	33,055,000
		86,041,210
Industrial Machinery—1.5%
Illinois Tool Works, Inc.	1,100,000	$41,074,000

	Shares Held/
Name	Par Value	Value
Common Stocks—94.5% (cont.)

Communications Equipment—1.7%
Cisco Systems, Inc. (a)	2,500,000	$46,600,000

Computer Hardware—5.8%
Hewlett-Packard Co.	1,725,000	$66,671,250
Dell, Inc. (a)	3,900,000	53,547,000
Apple, Inc. (a)	270,000	38,456,100
		158,674,350
Data Processing & Outsourced Services—1.7%
Western Union Co.	2,730,000	$44,772,000

Electronic Manufacturing Services—1.9%
Tyco Electronics, Ltd. (c)	2,839,500	$52,786,305

Internet Software & Services—1.5%
eBay, Inc. (a)	2,400,000	$41,112,000

Semiconductors—5.1%
Intel Corp.	4,350,000	$71,992,500
Texas Instruments, Inc.	3,200,000	68,160,000
		140,152,500
Systems Software—3.4%
Microsoft Corp.	2,600,000	$61,802,000
Oracle Corp.	1,400,000	29,988,000
		91,790,000

Total Common Stocks (Cost: $2,180,681,385)		2,579,091,873

Short Term Investments—5.4%

Repurchase Agreements—5.4%
Fixed Income Clearing Corp. Repurchase Agreement, 0.07 % dated 6/26/2009 due 7/2/2009, repurchase price $75,000,875, collateralized by a Federal Farm Credit Bank Bond, with a rate of 3.875%, with a maturity of 8/25/2011, and with a market value plus accrued interest of $25,501,425, and by a Federal Home Loan Mortgage Corp Bond, with a rate of 7.000%, with a maturity of 3/15/2010, and with a market value plus accrued interest of $51,000,000	$75,000,000	$75,000,000
Fixed Income Clearing Corp. Repurchase Agreement, 0.03% dated 6/30/2009 due 7/1/2009, repurchase price $72,352,806, collateralized by a Federal Home Loan Bank Bond, with a rate of 0.875%, with a maturity of 3/30/2010, and with a market value plus accrued interest of $73,802,175	$72,352,747	$72,352,747

Total Repurchase Agreements (Cost: $147,352,747)		147,352,747

Total Short Term Investments (Cost: $147,352,747)		147,352,747

Total Investments (Cost: $2,328,034,132)—99.9%		$2,726,444,620

Other Assets In Excess of Liabilities—0.1%		3,230,218

Total Net Assets—100%		$2,729,674,838

(a)       Non income-producing security.

(b)       Represents an American Depositary Receipt.

(c)       Represents a foreign domiciled corporation.

OAKMARK SELECT FUND

Schedule of Investments—June 30, 2009 (Unaudited)

Name	Shares Held	Value
Common Stocks—95.6%

Broadcasting—9.9%
Discovery Communications, Inc. Class C (a)	9,509,500	$195,230,035

Cable & Satellite—8.1%
Liberty Media Corp. - Entertainment (a)	6,017,029	$160,955,526

Catalog Retail—2.4%
Liberty Media Holding Corp. - Interactive, Class A (a)	9,400,000	$47,094,000

Computer & Electronics Retail—3.5%
Best Buy Co., Inc.	2,050,000	$68,654,500

Movies & Entertainment—9.6%
Viacom, Inc., Class B (a)	4,325,000	$98,177,500
Time Warner, Inc.	3,610,666	90,952,676
		189,130,176
Restaurants—4.1%
Yum! Brands, Inc.	2,415,000	$80,516,100

Specialized Consumer Services—5.6%
H&R Block, Inc.	6,469,600	$111,471,208

Oil & Gas Exploration & Production—3.8%
Newfield Exploration Co. (a)	2,300,000	$75,141,000

Consumer Finance—3.0%
Capital One Financial Corp.	2,710,600	$59,307,928

Other Diversified Financial Services—7.1%
JPMorgan Chase & Co.	2,194,000	$74,837,340
Bank of America Corp.	4,900,000	64,680,000
		139,517,340
Health Care Equipment—4.6%
Medtronic, Inc.	2,600,000	$90,714,000

Pharmaceuticals—9.5%
Schering-Plough Corp.	4,082,954	$102,563,805
Bristol-Myers Squibb Co.	4,210,200	85,509,162
		188,072,967
Computer Hardware—3.9%
Dell, Inc. (a)	5,613,000	$77,066,490

Data Processing & Outsourced Services—3.9%
Western Union Co.	4,665,400	$76,512,560

Electronic Manufacturing Services—3.9%
Tyco Electronics, Ltd. (b)	4,167,838	$77,480,108

Internet Software & Services—3.7%
eBay, Inc. (a)	4,200,000	$71,946,000

Semiconductors—9.0%
Texas Instruments, Inc.	4,275,000	$91,057,500

	Shares Held/
Name	Par Value	Value
Common Stocks—95.6% (cont.)

Semiconductors—9.0% (cont.)
Intel Corp.	5,247,000	$86,837,850
		177,895,350

Total Common Stocks (Cost: $1,790,595,665)		1,886,705,288

Short Term Investments—4.5%

Repurchase Agreements—4.5%
Fixed Income Clearing Corp. Repurchase Agreement, 0.03% dated 6/30/2009 due 7/1/2009, repurchase price $45,015,370, collateralized by Federal Home Loan Bank Bonds, with rates from 0.800% - 0.875% , with maturities from 3/30/2010 - 4/30/2010, and with an aggregate market value plus accrued interest of $45,919,044	$45,015,333	$45,015,333
Fixed Income Clearing Corp. Repurchase Agreement, 0.07% dated 6/26/2009 due 7/2/2009, repurchase price $45,000,525, collateralized by a Federal Farm Credit Bank Bond, with a rate of 3.875%, with a maturity of 8/25/2011, and with a market value plus accrued interest of $45,900,000	$45,000,000	$45,000,000

Total Repurchase Agreements (Cost: $90,015,333)		90,015,333

Total Short Term Investments (Cost: $90,015,333)		90,015,333

Total Investments (Cost: $1,880,610,998)—100.1%		$1,976,720,621

Liabilities In Excess of Other Assets—(0.1)%		(2,560,231)

Total Net Assets—100%		$1,974,160,390

(a)       Non income-producing security.

(b)       Represents a foreign domiciled corporation.

OAKMARK EQUITY AND INCOME FUND

Schedule of Investments—June 30, 2009 (Unaudited)

Name	Shares Held	Value
Equity and Equivalents—55.6%

Common Stocks—55.6%

Apparel Retail—2.4%
The TJX Cos., Inc.	9,003,800	$283,259,548
Foot Locker, Inc.	4,885,300	51,149,091
		334,408,639
Cable & Satellite—2.6%
Comcast Corp., Class A	13,434,700	$194,668,803
Scripps Networks Interactive, Inc., Class A	6,065,600	168,805,648
		363,474,451
Home Furnishings—0.4%
Mohawk Industries, Inc. (a)	977,100	$34,862,928
Leggett & Platt, Inc.	1,249,756	19,033,784
		53,896,712
Publishing—0.1%
The Washington Post Co., Class B	30,000	$10,565,400

Specialty Stores—0.4%
Tractor Supply Co. (a)	1,383,000	$57,145,560

Distillers & Vintners—2.4%
Diageo PLC (b)	5,813,600	$332,828,600

Drug Retail—2.3%
CVS Caremark Corp.	9,770,700	$311,392,209

Hypermarkets & Super Centers—4.4%
Wal-Mart Stores, Inc.	7,000,000	$339,080,000
Costco Wholesale Corp.	6,000,000	274,200,000
		613,280,000
Packaged Foods & Meats—4.9%
Nestle SA (b) (c)	9,240,600	$348,000,996
ConAgra Foods, Inc.	17,098,700	325,901,222
		673,902,218
Personal Products—2.9%
Avon Products, Inc.	15,500,000	$399,590,000

Coal & Consumable Fuels—0.8%
Walter Energy, Inc. (d)	3,028,900	$109,767,336

Oil & Gas Exploration & Production—8.8%
XTO Energy, Inc.	13,977,572	$533,104,596
EnCana Corp. (e)	8,012,000	396,353,640
Apache Corp.	3,908,300	281,983,845
		1,211,442,081
Oil & Gas Storage & Transportation—1.0%
The Williams Cos., Inc.	8,793,600	$137,268,096

Name	Shares Held	Value
Equity and Equivalents—55.6% (cont.)

Common Stocks—55.6% (cont.)

Real Estate Investment Trusts—0.1%
Walter Investment Management Corp. (a) (d)	1,106,195	$14,690,270

Reinsurance—1.2%
PartnerRe, Ltd. (e)	2,540,400	$164,998,980

Health Care Equipment—7.2%
Covidien PLC (e)	9,500,000	$355,680,000
Hospira, Inc. (a) (d)	7,816,500	301,091,580
Varian Medical Systems, Inc. (a)	5,750,000	202,055,000
Steris Corp.	2,766,900	72,160,752
Kinetic Concepts, Inc. (a)	1,943,800	52,968,550
		983,955,882
Health Care Services—2.2%
Laboratory Corp. of America Holdings (a)	4,500,000	$305,055,000

Life Sciences Tools & Services—0.7%
Varian, Inc. (a)	1,377,100	$54,299,053
PerkinElmer, Inc.	2,500,000	43,500,000
		97,799,053
Aerospace & Defense—7.3%
General Dynamics Corp.	7,816,500	$432,955,935
Rockwell Collins, Inc.	6,350,900	265,023,057
Goodrich Corp.	4,000,000	199,880,000
Alliant Techsystems, Inc. (a)	1,255,700	103,419,452
		1,001,278,444
Industrial Machinery—0.8%
Pentair, Inc.	3,908,300	$100,130,646
Mueller Water Products, Inc., Class A (d)	2,442,700	9,135,698
		109,266,344
Marine—0.6%
Kirby Corp. (a)	2,589,200	$82,310,668

Application Software—0.1%
Mentor Graphics Corp. (a)	3,116,618	$17,047,900

Communications Equipment—0.6%
EchoStar Corp. (a) (d)	4,787,600	$76,314,344

Electronic Manufacturing Services—0.8%
Tyco Electronics, Ltd. (e)	6,106,700	$113,523,553

Construction Materials—0.6%
Martin Marietta Materials, Inc.	1,025,000	$80,852,000

Total Common Stocks (Cost: $7,278,001,519)		7,656,053,740

Total Equity and Equivalents (Cost: $7,278,001,519)		7,656,053,740

Name	Par Value		Value
Fixed Income—39.7%

Corporate Bonds—0.9%

Diversified Real Estate Activities—0.2%
Brookfield Asset Management, Inc., 7.125%, due 6/15/2012		$19,055,000	$18,710,600
Brookfield Asset Management, Inc., 5.75%, due 3/1/2010	4,765,000		4,742,976
			23,453,576
Property & Casualty Insurance—0.2%
Fund American Cos., Inc., 5.875%, due 5/15/2013		$20,733,000	$19,530,237

Insurance Brokers—0.1%
Marsh & McLennan Cos., Inc., 6.25%, due 3/15/2012		$10,505,000	$10,805,979
Marsh & McLennan Cos., Inc., 5.15%, due 9/15/2010	8,365,000		8,382,935
			19,188,914
Leisure Facilities—0.1%
Vail Resorts, Inc., 6.75%, due 2/15/2014		$15,067,000	$14,539,655

Home Improvement Retail—0.1%
Home Depot, Inc., 0.749%, due 12/16/2009 (f)		$8,200,000	$8,174,990

Casinos & Gaming—0.0%
International Game Technology, Senior Note, 7.50%, due 6/15/2019		$1,775,000	$1,790,939

Paper Packaging—0.1%
Sealed Air Corp., 144A, 5.625%, due 7/15/2013 (g)		$18,955,000	$17,141,139

Semiconductors—0.1%
ASML Holding NV, 5.75%, due 6/13/2017	EUR	9,770,000	$10,690,553

Oil & Gas Exploration & Production—0.0%
Newfield Exploration Co., 7.625%, due 3/1/2011		$2,245,000	$2,250,612

Health Care Services—0.0%
Quest Diagnostic, Inc., Senior Note, 5.125%, due 11/1/2010		$1,640,000	$1,676,187

Total Corporate Bonds (Cost: $109,997,641)			118,436,802

Government and Agency Securities—38.8%

Canadian Government Bonds—3.2%
Canadian Government Bond, 4.00%, due 6/1/2017	CAD	100,000,000	$91,475,734
Canadian Government Bond, 4.00%, due 6/1/2016	CAD	98,855,000	90,795,489
Canadian Government Bond, 3.00%, due 6/1/2014	CAD	100,000,000	88,114,173
Canadian Government Bond, 3.50%, due 6/1/2013	CAD	97,705,000	87,878,640
Canadian Government Bond, 1.25%, due 6/1/2011	CAD	100,000,000	86,042,213
			444,306,249
U.S. Government Agencies—5.8%
Federal Farm Credit Bank, 3.50%, due 10/3/2011		$97,705,000	$102,053,361
Federal Farm Credit Bank, 0.205%, due 2/22/2012 (f)	94,775,000		94,255,064
Federal Home Loan Bank, 3.25%, due 3/11/2011	78,165,000		81,031,780
Tennessee Valley Authority, 6.79%, due 5/23/2012	57,385,000		64,778,483
Tennessee Valley Authority, 5.50%, due 7/18/2017	57,160,000		62,340,182
Federal Farm Credit Bank, 3.875%, due 11/13/2012	39,085,000		41,289,941

Name	Par Value	Value
Fixed Income—39.7% (cont.)

U.S. Government Agencies—5.8% (cont.)
Federal Farm Credit Bank, 3.15%, due 5/19/2011	$34,195,000	$35,415,283
Tennessee Valley Authority, 4.875%, due 12/15/2016	30,865,000	32,224,048
Private Export Funding Corp. Series Y, 3.55%, due 4/15/2013	24,425,000	25,338,348
Federal Home Loan Mortgage Corp., 0.75%, due 12/2/2011 (h)	20,000,000	19,982,940
Federal Home Loan Bank, 0.50%, due 6/24/2011 (h)	19,000,000	18,987,498
Federal Home Loan Mortgage Corp., 1.25%, due 4/30/2012 (h)	17,500,000	17,507,018
Federal Farm Credit Bank, 4.50%, due 10/17/2012	15,390,000	16,562,610
Federal Farm Credit Bank, 5.125%, due 8/25/2016	14,290,000	15,570,570
Private Export Funding Corp. Secured Note, Series 1, 7.20%, due 1/15/2010	14,655,000	15,188,735
Federal Agricultural Mortgage Corp., 3.875%, due 8/19/2011	14,290,000	15,028,536
Federal Farm Credit Bank, 3.875%, due 8/25/2011	14,165,000	14,899,455
Tennessee Valley Authority, 4.375%, due 6/15/2015	9,770,000	10,333,377
Federal Farm Credit Bank, 1.00%, due 6/8/2011 (f)	10,000,000	9,995,430
Federal National Mortgage Association, 1.50%, due 5/12/2014 (h)	10,000,000	9,953,830
Federal Farm Credit Bank, 5.25%, due 7/16/2010	9,480,000	9,938,889
Federal Farm Credit Bank, 3.85%, due 2/11/2015	9,525,000	9,824,914
Federal Home Loan Bank, 1.00%, due 6/8/2012 (h)	9,500,000	9,486,197
Tennessee Valley Authority, 5.625%, due 1/18/2011	8,521,000	9,119,012
Federal Home Loan Mortgage Corp., 3.00%, due 6/30/2014 (h)	8,880,000	8,947,790
Federal Farm Credit Bank, 5.28%, due 8/16/2013	7,330,000	8,123,604
Federal Farm Credit Bank, 5.20%, due 11/28/2016	5,715,000	6,210,588
Federal Farm Credit Bank, 5.125%, due 6/6/2011	5,310,000	5,699,499
Federal Farm Credit Bank, 4.92%, due 8/26/2013	4,765,000	5,214,387
Federal Farm Credit Bank, 4.875%, due 12/16/2015	4,765,000	5,126,478
Federal Farm Credit Bank, 5.10%, due 8/9/2011	4,740,000	5,103,672
Federal National Mortgage Association, 2.50%, due 6/23/2014 (h)	5,000,000	4,993,355
Federal Farm Credit Bank, 4.85%, due 3/9/2011	4,222,000	4,488,239
Federal Farm Credit Bank, 5.05%, due 5/25/2011	3,791,000	4,061,344
Federal Farm Credit Bank, 4.50%, due 8/8/2011	2,845,000	3,013,165
Federal Farm Credit Bank, 4.82%, due 10/12/2012	2,370,000	2,574,275
		804,661,897
U.S. Government Bonds—1.2%
United States Treasury Bonds, 8.125%, due 8/15/2019	$122,135,000	$167,458,566

U.S. Government Notes—28.6%
United States Treasury Notes, 2.625%, due 7/15/2017 , Inflation Indexed	$514,395,000	$548,152,172
United States Treasury Notes, 4.875%, due 2/15/2012	473,880,000	516,825,375
United States Treasury Notes, 2.125%, due 1/15/2019 , Inflation Indexed	496,560,000	512,853,127
United States Treasury Notes, 2.875%, due 1/31/2013	488,535,000	505,061,162
United States Treasury Notes, 1.625%, due 1/15/2018 , Inflation Indexed	508,890,000	503,959,873

Name	Par Value		Value
Fixed Income—39.7% (cont.)

U.S. Government Notes—28.6% (cont.)
United States Treasury Notes, 3.25%, due 5/31/2016		$500,000,000	$502,187,500
United States Treasury Notes, 1.375%, due 7/15/2018 , Inflation Indexed	494,395,000		479,254,153
United States Treasury Notes, 3.125%, due 5/15/2019	375,000,000		362,696,250
			3,930,989,612

Total Government and Agency Securities (Cost: $5,243,828,138)			5,347,416,324

Total Fixed Income (Cost: $5,353,825,779)			5,465,853,126

Short Term Investments—4.6%

Canadian Treasury Bills—1.1%
Canadian Treasury Bills, 0.46% - 0.57%, due 12/24/2009 - 6/10/2010	CAD	172,700,000	$148,029,940

Total Canadian Treasury Bills (Cost: $143,344,271)			148,029,940

United Kingdom Government Bonds—0.6%
United Kingdom Gilt, 0.66%, due 6/7/2010	GBP	50,000,000	$85,248,483

Total United Kingdom Government Bonds (Cost: $85,890,217)			85,248,483

Repurchase Agreements—2.9%

Fixed Income Clearing Corp. Repurchase Agreement, 0.07% dated 6/26/2009 due 7/2/2009, repurchase price $200,002,332, collateralized by a Federal Farm Credit Bank Bond, with a rate of 3.875%, with a maturity of 8/25/2011, and with a market value plus accrued interest of $58,395,000, and by a Federal Home Loan Mortgage Corp. Bond, with a rate of 7.000%, with a maturity of 03/15/2010, and with a market value plus accrued interest of $45,118,725, and by a Federal National Mortgage Association Bond, with a rate of 3.000%, with a maturity of 1/13/2014, and with a market value plus accrued interest of $100,500,000

		$200,000,000	$200,000,000
Fixed Income Clearing Corp. Repurchase Agreement, 0.03% dated 6/30/2009 due 7/1/2009, repurchase price $196,014,951, collateralized by Federal Home Loan Bank Bonds, with rates from 0.875% - 1.100%, with a maturity of 3/30/2010, and with an aggregate market value plus accrued interest of $199,936,525		$196,014,788	$196,014,788

Total Repurchase Agreements (Cost: $396,014,788)			396,014,788

Total Short Term Investments (Cost: $625,249,276)			629,293,211

Total Investments (Cost: $13,257,076,574)—99.9%			$13,751,200,077

Other Assets In Excess of Liabilities—0.1%			13,273,070

Total Net Assets—100%			$13,764,473,147

(a)                      Non income-producing security.

(b)                     Represents an American Depositary Receipt.

(c)                      Market value is determined in good faith in accordance with procedures established by the Board of Trustees.

(d)                     See note number two in the Notes to Schedule of Investments regarding investments in affiliated issuers.

(e)                      Represents a foreign domiciled corporation.

(f)                        Floating Rate Note. Rate shown is as of June 30, 2009.

(g)                     Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(h)                     Step-Coupon.

Key to abbreviations:

CAD: Canadian Dollar

EUR: Euro Dollar

GBP: British Pound

The Oakmark Global Fund

Global Diversification—June 30, 2009 (Unaudited)

% of Fund
Equity Value
Europe 47.6%
Switzerland	17.6%
Germany	7.5%
France	6.7%
Italy	5.2%
Ireland	4.7%
Sweden	3.2%
United Kingdom	2.7%
United States 34.3%
Asia 16.3%
Japan	16.3%
North America 1.8%
Canada	1.8%

OAKMARK GLOBAL FUND

Schedule of Investments—June 30, 2009 (Unaudited)

Name	Description	Shares Held	Value
Common Stocks—98.5%

Apparel, Accessories & Luxury Goods—5.1%
Bulgari SpA (Italy) (b)	Jewelry Manufacturer & Retailer	9,199,900	$49,172,135
Luxottica Group SpA (Italy) (a)	Manufacturer & Retailer of Eyeglass Frames & Sunglasses	1,098,700	22,950,112
			72,122,247
Automobile Manufacturers—5.7%
Daimler AG Registered (Germany)	Automobile Manufacturer	1,278,500	$46,237,530
Toyota Motor Corp. (Japan)	Automobile Manufacturer	921,700	35,113,292
			81,350,822
Broadcasting—6.9%
Societe Television Francaise 1 (France)	Broadcasting & Cable TV	4,806,600	$53,896,279
Discovery Communications, Inc. Class C (United States) (a)	Media Management & Network Services	1,550,150	31,824,579
Discovery Communications, Inc. Class A (United States) (a)	Media Management & Network Services	532,550	12,009,003
			97,729,861
Household Appliances—3.7%
Snap-On, Inc. (United States)	Tool & Equipment Manufacturer	1,814,000	$52,134,360

Movies & Entertainment—1.1%
Live Nation, Inc. (United States) (a)	Live Events Producer, Operator, & Promoter	3,296,600	$16,021,476

Publishing—0.7%
The Washington Post Co., Class B (United States)	Newspaper & Magazine Publishing; Educational & Career Development Service Provider	30,660	$10,797,839

Distillers & Vintners—2.6%
Diageo PLC (United Kingdom)	Beverages, Wines, & Spirits Manufacturer	2,607,800	$37,390,413

Oil & Gas Exploration & Production—5.4%
XTO Energy, Inc. (United States)	Oil & Natural Gas Exploration & Production	1,239,800	$47,285,972
Apache Corp. (United States)	Oil & Natural Gas Exploration & Production	404,500	29,184,675
			76,470,647
Asset Management & Custody Banks—4.7%
Julius Baer Holding AG (Switzerland)	Asset Management	1,710,000	$66,382,403

Diversified Banks—1.7%
Bank of Ireland (Ireland) (a)	Commercial Bank	10,355,900	$24,479,286

Name	Description	Shares Held	Value
Common Stocks—98.5% (cont.)

Diversified Capital Markets—6.4%
Credit Suisse Group (Switzerland)	Wealth Management & Investment Banking	1,012,600	$46,224,251
UBS AG (Switzerland) (a)	Wealth Management & Investment Banking	3,641,020	44,534,679
			90,758,930
Investment Banking & Brokerage—4.5%
Daiwa Securities Group, Inc. (Japan)	Stock Broker	10,652,000	$63,579,177

Health Care Equipment—5.2%
Covidien PLC (Ireland)	Health Care Equipment & Supplies	1,098,000	$41,109,120
Medtronic, Inc. (United States)	Health Care Equipment	945,900	33,002,451
			74,111,571
Health Care Services—4.1%
Laboratory Corp. of America Holdings (United States) (a)	Medical Laboratory & Testing Services	864,400	$58,597,676

Life Sciences Tools & Services—1.8%
MDS, Inc. (Canada) (a)	Products & Services for Medical Product Manufacturers	4,633,000	$24,740,220

Aerospace & Defense—3.0%
Alliant Techsystems, Inc. (United States) (a)	Propulsion Systems & Munitions	260,487	$21,453,709
ITT Corp. (United States)	Designs & Manufactures a Variety of Engineered Products & Military Defense Systems	480,000	21,360,000
			42,813,709
Building Products—3.2%
Assa Abloy AB, Series B (Sweden)	Develops, Designs, & Manufactures Security Locks	3,229,500	$45,001,556

Human Resource & Employment Services—3.4%
Adecco SA (Switzerland)	Temporary Employment Services	1,166,400	$48,586,134

Industrial Conglomerates—1.5%
Rheinmetall AG (Germany)	Automotive Pump Manufacturer	511,800	$22,149,628

Railroads—3.0%
Union Pacific Corp. (United States)	Rail Transportation Provider	813,600	$42,356,016

Research & Consulting Services—0.7%
Meitec Corp. (Japan)	Software Engineering Services	565,000	$9,771,007

Application Software—2.6%
SAP AG (Germany)	Develops Business Software	928,000	$37,323,869

Electronic Components—2.7%
OMRON Corp. (Japan)	Component, Equipment, & System Manufacturer	2,706,300	$39,189,168

Name	Description	Shares Held/ Par Value	Value
Common Stocks—98.5% (cont.)

Electronic Manufacturing Services—2.1%
Tyco Electronics, Ltd. (Switzerland)	Manufactures Electronic Components	1,581,200	$29,394,508

Office Electronics—5.7%
Canon, Inc. (Japan)	Computers & Information	1,227,900	$40,277,822
Neopost SA (France) (b)	Mailroom Equipment Supplier	447,500	40,180,740
			80,458,562
Semiconductors—5.8%
Intel Corp. (United States)	Computer Component Manufacturer & Designer	2,539,000	$42,020,450
Rohm Co., Ltd. (Japan)	Integrated Circuits & Semiconductor Devices Manufacturer	553,500	40,391,394
			82,411,844
Systems Software—4.4%
Oracle Corp. (United States)	Software Services	2,926,000	$62,674,920

Specialty Chemicals—0.8%
Givaudan SA (Switzerland)	Manufactures & Markets Fragrances	18,200	$11,147,301

Total Common Stocks (Cost: $1,681,146,780)			1,399,945,150

Short Term Investment—1.3%

Repurchase Agreement—1.3%
Fixed Income Clearing Corp. Repurchase Agreement, 0.03% dated 6/30/2009 due 7/1/2009, repurchase price $18,863,996, collateralized by a Federal Home Loan Bank Bond, with a rate of 0.875%, with a maturity of 3/30/2010, and with a market value plus accrued interest of $19,245,750		$18,863,980	$18,863,980

Total Repurchase Agreement (Cost: $18,863,980)			18,863,980

Total Short Term Investment (Cost: $18,863,980)			18,863,980

Total Investments (Cost: $1,700,010,760)—99.8%			$1,418,809,130

Foreign Currencies (Cost: $412,312)—0.0%			$407,497
Other Assets In Excess of Liabilities—0.2%			2,974,678

Total Net Assets—100%			$1,422,191,305

(a)	Non income-producing security.
(b)	A portion of security out on loan.

The Oakmark Global Select Fund

Global Diversification— June 30, 2009 (Unaudited)

% of Fund
Equity Value
United States 48.8%
Europe 39.4%
Switzerland	18.1%
United Kingdom	9.8%
France	7.5%
Germany	4.0%
Asia 11.8%
Japan	11.8%

OAKMARK GLOBAL SELECT FUND

Schedule of Investments—June 30, 2009 (Unaudited)

Name	Description	Shares Held	Value
Common Stocks—95.2%

Apparel, Accessories & Luxury Goods—6.1%
Compagnie Financiere Richemont SA (Switzerland)	Manufacturer & Retailer of Luxury Goods	670,500	$13,933,910

Broadcasting—7.1%
Societe Television Francaise 1 (France)	Broadcasting & Cable TV	1,462,000	$16,393,368

Cable & Satellite—11.6%
Liberty Media Corp. - Entertainment (United States) (a)	Television & On-line Media Holdings	625,000	$16,718,750
British Sky Broadcasting Group PLC (United Kingdom)	Television Production & Broadcasting	1,347,000	10,083,181
			26,801,931
Computer & Electronics Retail—5.0%
Best Buy Co., Inc. (United States)	Computer & Electronics Retailer	345,000	$11,554,050

Movies & Entertainment—8.4%
Viacom, Inc., Class B (United States) (a)	Publishing Company	514,000	$11,667,800
Time Warner, Inc. (United States)	Filmed Entertainment & Television Networks	303,333	7,640,958
			19,308,758
Asset Management & Custody Banks—5.0%
Schroders PLC (United Kingdom)	International Asset Management	841,600	$11,360,642

Consumer Finance—2.3%
Capital One Financial Corp. (United States)	Credit Card Products & Services Provider	245,000	$5,360,600

Diversified Capital Markets—6.0%
Credit Suisse Group (Switzerland)	Wealth Management & Investment Banking	302,300	$13,799,715

Investment Banking & Brokerage—5.6%
Daiwa Securities Group, Inc. (Japan)	Stock Broker	2,173,000	$12,970,104

Other Diversified Financial Services—2.0%
Bank of America Corp. (United States)	Banking & Financial Services	350,000	$4,620,000

Pharmaceuticals—7.6%
Schering-Plough Corp. (United States)	Pharmaceuticals	370,000	$9,294,400
Bristol-Myers Squibb Co. (United States)	Health & Personal Care	405,000	8,225,550
			17,519,950
Human Resource & Employment Services—5.2%
Adecco SA (Switzerland)	Temporary Employment Services	288,900	$12,034,066

Name	Description	Shares Held/ Par Value	Value
Common Stocks—95.2% (cont.)

Application Software—3.9%
SAP AG (Germany)	Develops Business Software	221,000	$8,888,551

Computer Hardware—4.4%
Dell, Inc. (United States) (a)	Technology Products & Services	738,000	$10,132,740

Semiconductors—15.0%
Rohm Co., Ltd. (Japan)	Integrated Circuits & Semiconductor Devices Manufacturer	176,500	$12,880,002
Texas Instruments, Inc. (United States)	Designs & Supplies Digital Signal Processing & Analog Technologies	560,000	11,928,000
Intel Corp. (United States)	Computer Component Manufacturer & Designer	592,000	9,797,600
			34,605,602

Total Common Stocks (Cost: $249,027,563)			219,283,987

Short Term Investments—4.6%

Repurchase Agreements—4.6%
Fixed Income Clearing Corp. Repurchase Agreement, 0.03% dated 6/30/2009 due 7/1/2009, repurchase price $6,634,783, collateralized by a Federal Home Loan Bank Bond, with a rate of 1.100%, with a maturity of 3/30/2010, and with a market value plus accrued interest of $6,770,400		$6,634,778	$6,634,778
Fixed Income Clearing Corp. Repurchase Agreement, 0.07% dated 6/26/2009 due 7/2/2009, repurchase price $4,000,047, collateralized by a Federal Farm Credit Bank Bond, with a rate of 3.875%, with a maturity of 8/25/2011, and with a market value plus accrued interest of $4,080,000		$4,000,000	$4,000,000

Total Repurchase Agreements (Cost: $10,634,778)			10,634,778

Total Short Term Investments (Cost: $10,634,778)			10,634,778

Total Investments (Cost: $259,662,341)—99.8%			$229,918,765

Foreign Currencies (Cost: $112,062)—0.0%			$110,753
Other Assets In Excess of Liabilities—0.2%			461,932

Total Net Assets—100%			$230,491,450

(a)	Non income-producing security.

The Oakmark International Fund

Global Diversification— June 30, 2008 (Unaudited)

% of Fund
Equity Value
Europe 76.1%
Switzerland	24.9%
United Kingdom	15.8%
Germany	10.6%
France	10.5%
Netherlands	3.7%
Sweden	3.3%
Ireland	3.2%
Spain	2.0%
Italy	1.7%
Finland	0.4%
Asia 16.1%
Japan	14.7%
South Korea	1.4%
Latin America 3.8%
Mexico	3.8%
North America 3.7%
Canada	3.7%
Middle East 0.3%
Israel	0.3%

OAKMARK INTERNATIONAL FUND

Schedule of Investments—June 30, 2009 (Unaudited)

Name	Description	Shares Held	Value
Common Stocks—96.6%

Advertising—2.9%
Publicis Groupe (France) (b)	Advertising & Media Services	3,056,300	$93,167,983

Apparel, Accessories & Luxury Goods—8.7%
Compagnie Financiere Richemont SA (Switzerland)	Manufacturer & Retailer of Luxury Goods	5,096,000	$105,901,873
Swatch Group AG, Bearer Shares (Switzerland)	Watch Manufacturer	427,500	68,577,838
Luxottica Group SpA (Italy) (a)	Manufacturer & Retailer of Eyeglass Frames & Sunglasses	2,533,015	52,910,692
LVMH Moet Hennessy Louis Vuitton SA (France)	Diversified Luxury Goods Conglomerate	659,900	50,360,266
			277,750,669
Automobile Manufacturers—7.5%
Daimler AG Registered (Germany)	Automobile Manufacturer	2,638,500	$95,422,545
Toyota Motor Corp. (Japan)	Automobile Manufacturer	1,645,900	62,702,579
Bayerische Motoren Werke (BMW) AG (Germany)	Luxury Automobile Manufacturer	1,659,600	62,488,043
Honda Motor Co., Ltd. (Japan)	Automobile & Motorcycle Manufacturer	770,400	21,272,269
			241,885,436
Broadcasting—6.7%
Societe Television Francaise 1 (France)	Broadcasting & Cable TV	7,127,000	$79,914,862
Grupo Televisa SA (Mexico) (c)	Television Production & Broadcasting	4,285,800	72,858,600
Gestevision Telecinco SA (Spain)	Television Production & Broadcasting	6,730,395	62,787,499
			215,560,961
Cable & Satellite—2.2%
British Sky Broadcasting Group PLC (United Kingdom)	Television Production & Broadcasting	9,426,300	$70,562,058

Publishing—1.9%
Thomson Reuters PLC (Canada)	Electronic Information & Solutions Company	1,845,400	$52,584,408
Johnston Press PLC (United Kingdom) (a)	Newspaper Publishing	26,926,703	8,749,210
			61,333,618
Restaurants—2.0%
Sodexo (France)	Food and Facilities Management Services	788,300	$40,463,638
Compass Group PLC (United Kingdom)	International Foodservice Group Operator	4,427,300	24,892,359
			65,355,997

Name	Description	Shares Held	Value
Common Stocks—96.6% (cont.)

Specialty Stores—3.8%
Signet Jewelers, Ltd. (United Kingdom) (d)	Jewelry Retailer	5,765,736	$120,042,623

Distillers & Vintners—2.1%
Diageo PLC (United Kingdom)	Beverages, Wines, & Spirits Manufacturer	4,623,500	$66,291,346

Packaged Foods & Meats—1.4%
Nestle SA (Switzerland)	Food & Beverage Manufacturer	1,190,200	$44,823,509

Soft Drinks—1.4%
Fomento Economico Mexicano S.A.B. de C.V. (Mexico) (c)	Beverage Company	1,410,900	$45,487,416

Oil & Gas Exploration & Production—1.3%
EnCana Corp. (Canada)	Develops, Produces, & Markets Natural Gas	882,300	$43,647,381

Asset Management & Custody Banks—2.3%
Schroders PLC (United Kingdom)	International Asset Management	5,572,200	$75,218,361

Diversified Banks—3.5%
BNP Paribas SA (France)	Commercial Bank	972,862	$63,121,013
Bank of Ireland (Ireland) (a)	Commercial Bank	20,541,978	48,557,146
			111,678,159
Diversified Capital Markets—5.7%
UBS AG (Switzerland) (a)	Wealth Management & Investment Banking	7,726,300	$94,503,269
Credit Suisse Group (Switzerland)	Wealth Management & Investment Banking	1,907,700	87,084,736
			181,588,005
Investment Banking & Brokerage—3.4%
Daiwa Securities Group, Inc. (Japan)	Stock Broker	18,118,800	$108,146,676

Multi-line Insurance—3.1%
Allianz SE Registered (Germany)	Insurance, Banking & Financial Services	1,089,200	$100,281,546

Pharmaceuticals—4.5%
Novartis AG (Switzerland)	Pharmaceuticals	1,865,400	$75,608,317
GlaxoSmithKline PLC (United Kingdom)	Pharmaceuticals	3,902,900	68,608,912
			144,217,229
Building Products—4.0%
Assa Abloy AB, Series B (Sweden)	Develops, Designs, & Manufactures Security Locks	5,872,830	$81,835,109
Geberit AG, Registered Shares (Switzerland)	Building Products	369,300	45,408,384
			127,243,493

Name	Description	Shares Held	Value
Common Stocks—96.6% (cont.)

Human Resource & Employment Services—2.7%
Adecco SA (Switzerland)	Temporary Employment Services	2,115,400	$88,116,519

Industrial Conglomerates—2.4%
Koninklijke (Royal) Philips Electronics NV (Netherlands)	Electronics Manufacturer	2,079,500	$38,288,577
Tyco International, Ltd. (Switzerland)	Security Products & Services Provider	1,458,800	37,899,624
			76,188,201
Industrial Machinery—0.9%
Atlas Copco AB, Series B (Sweden)	Industrial Equipment Manufacturer	2,078,449	$18,791,756
Kone OYJ (Finland)	Elevator & Escalator Modernization & Maintenance	375,300	11,493,261
			30,285,017
Marine—1.7%
Kuehne + Nagel International AG (Switzerland)	Sea, Land, & Rail Freight Transportation Businesses	690,300	$54,065,188

Railroads—0.5%
Canadian National Railway Co. (Canada)	Railroad Transportation	402,100	$17,274,216

Research & Consulting Services—2.9%
Experian Group, Ltd. (Ireland)	Credit & Marketing Services	6,542,900	$48,897,179
Meitec Corp. (Japan) (d)	Software Engineering Services	2,475,100	42,803,930
			91,701,109
Security & Alarm Services—1.7%
G4S PLC (United Kingdom)	Security Services	16,140,300	$55,365,120

Application Software—2.3%
SAP AG (Germany)	Develops Business Software	1,787,700	$71,900,733

Electronic Components—2.2%
OMRON Corp. (Japan)	Component, Equipment, & System Manufacturer	4,952,700	$71,718,654

Electronic Equipment & Instruments—0.3%
Orbotech, Ltd. (Israel) (a)	Optical Inspection Systems	1,237,700	$10,706,105

Office Electronics—2.0%
Canon, Inc. (Japan)	Computers & Information	1,952,900	$64,059,418

Semiconductor Equipment—0.7%
ASML Holding NV (Netherlands)	Develop, Produce & Market Semiconductor Manufacturing Equipment	1,016,100	$21,965,954

Semiconductors—4.0%
Rohm Co., Ltd. (Japan)	Integrated Circuits & Semiconductor Devices Manufacturer	1,194,300	$87,153,464

Name	Description	Shares Held/ Par Value	Value
Common Stocks—96.6% (cont.)

Semiconductors—4.0% (cont.)
Samsung Electronics Co., Ltd. (South Korea)	Consumer & Industrial Electronic Equipment Manufacturer	91,000	$42,287,374
			129,440,838
Diversified Chemicals—1.7%
Akzo Nobel NV (Netherlands)	Produces & Markets Chemicals, Coatings, & Paints	1,255,300	$55,224,853

Specialty Chemicals—2.2%
Givaudan SA (Switzerland)	Manufactures & Markets Fragrances	116,599	$71,415,613

Total Common Stocks (Cost: $3,680,811,621)			3,103,710,004

Short Term Investment—2.2%

Repurchase Agreement—2.2%
Fixed Income Clearing Corp. Repurchase Agreement, 0.03% dated 6/30/2009 due 7/1/2009, repurchase price $69,426,312, collateralized by a Federal Home Loan Bank Bond, with a rate of 0.800%, with a maturity of 4/30/2010, and with a market value plus accrued interest of $34,523,981, and by a Federal National Mortgage Association Bond, with a rate of 5.125%, with a maturity of 1/2/2014, and with a market value plus accrued interest of $36,291,188		$69,426,254	$69,426,254

Total Repurchase Agreement (Cost: $69,426,254)			69,426,254

Total Short Term Investment (Cost: $69,426,254)			69,426,254

Total Investments (Cost: $3,750,237,875)—98.8%			$3,173,136,258

Foreign Currencies (Cost: $1,102,071)—0.1%			$1,108,190
Other Assets In Excess of Liabilities—1.1%			36,659,122

Total Net Assets—100%			$3,210,903,570

(a)	Non income-producing security.
(b)	A portion of security out on loan.
(c)	Represents an American Depositary Receipt.
(d)	See note number two in the Notes to Schedule of Investments regarding investments in affiliated issuers.

The Oakmark International Small Cap Fund

Global Diversification—June 30, 2009 (Unaudited)

% of Fund
Equity Value
Europe 71.7%
United Kingdom	22.7%
Germany	14.5%
Switzerland	10.6%
France	8.0%
Italy	5.6%
Norway	3.8%
Netherlands	3.3%
Greece	2.7%
Sweden	0.5%
Asia 16.6%
Japan	11.9%
Malaysia	3.2%
Philippines	1.0%
South Korea	0.5%
Australasia 6.6%
Australia	4.6%
New Zealand	2.0%
Middle East 2.3%
Israel	2.3%
North America 1.5%
Canada	1.5%
Latin America 1.3%
Brazil	1.1%
Mexico	0.2%

OAKMARK INTERNATIONAL SMALL CAP FUND

Schedule of Investments—June 30, 2009 (Unaudited)

Name	Description	Shares Held	Value
Common Stocks—94.2%

Advertising—1.9%
Asatsu-DK, Inc. (Japan)	Advertising Services Provider	482,300	$10,914,144

Apparel, Accessories & Luxury Goods—2.2%
Bulgari SpA (Italy)	Jewelry Manufacturer & Retailer	2,324,400	$12,423,582

Automotive Retail—0.8%
USS Co., Ltd. (Japan)	Used Car Auction Facility Manager	87,700	$4,524,514

Broadcasting—8.0%
Media Prima Berhad (Malaysia) (b)	Film Producer & Sports Promoter	48,390,700	$16,657,965
Ten Network Holdings, Ltd. (Australia)	Operates Commercial Television Stations	17,386,037	16,391,309
M6 Metropole Television (France)	Television Entertainment Channel Owner & Operator	608,000	11,497,527
			44,546,801
Home Furnishing Retail—2.6%
Beter Bed Holding NV (Netherlands)	Bedroom Furniture Retailer	936,070	$11,406,151
Fourlis Holdings SA (Greece)	Wholesales Electric & Electronic Appliances	232,700	3,019,598
			14,425,749
Home Improvement Retail—2.2%
Carpetright PLC (United Kingdom)	Carpet Retailer	1,306,400	$12,057,510

Household Appliances—0.2%
Rational AG (Germany)	Manufactures & Markets Food Preparation Appliances	10,941	$1,258,583

Movies & Entertainment—0.8%
CTS Eventim AG (Germany)	Entertainment Tickets Producer & Distributor	109,078	$4,417,687

Photographic Products—2.2%
Vitec Group PLC (United Kingdom) (b)	Photo Equipment & Supplies	2,812,479	$12,030,432

Publishing—0.9%
Tamedia AG (Switzerland)	TV Broadcasting & Publishing	98,151	$4,787,633

Specialty Stores—1.4%
JJB Sports PLC (United Kingdom) (b)	Sportswear & Sports Equipment Retailer	15,322,680	$8,003,815

Textiles—0.8%
Chargeurs SA (France) (a), (b)	Wool, Textile Production & Trading	772,682	$4,444,221

Household Products—0.2%
Kimberly-Clark de Mexico S.A.B. de C.V. (Mexico)	Hygiene Products Manufacturer, Marketer & Distributor	250,000	$958,366

Name	Description	Shares Held	Value
Common Stocks—94.2% (cont.)

Packaged Foods & Meats—2.6%
Goodman Fielder, Ltd. (Australia)	Produces Food Products	6,379,300	$6,708,273
Alaska Milk Corp. (Philippines) (b)	Milk Producer	56,360,000	5,152,914
Binggrae Co., Ltd. (South Korea)	Dairy Products Manufacturer	83,380	2,879,799
			14,740,986
Soft Drinks—1.2%
Britvic PLC (United Kingdom)	Soft Drink Manufacturer & Marketer	1,420,000	$6,517,951

Asset Management & Custody Banks—5.9%
Julius Baer Holding AG (Switzerland)	Asset Management	546,100	$21,199,667
MLP AG (Germany)	Asset Management	949,070	11,516,628
			32,716,295
Investment Banking & Brokerage—2.3%
Ichiyoshi Securities Co., Ltd. (Japan)	Stock Broker	1,578,800	$13,127,304
D. Carnegie & Co. AB (Sweden) (c)	Diversified Financials Services	2,314,000	0
			13,127,304
Life & Health Insurance—0.5%
Amil Participacoes SA (Brazil)	Provides Health Insurance & Related Services	569,600	$2,746,986

Real Estate Services—3.7%
LSL Property Services PLC (United Kingdom) (a) (b)	Residential Property Service Provider	8,839,727	$20,396,719

Health Care Supplies—0.2%
Ansell, Ltd. (Australia)	Manufactures Latex	190,300	$1,344,824

Life Sciences Tools & Services—1.4%
MDS, Inc. (Canada) (a)	Products & Services for Medical Product Manufacturing	1,474,300	$7,744,464

Air Freight & Logistics—3.4%
Freightways, Ltd. (New Zealand) (b)	Express Package Services	5,657,300	$10,329,754
Panalpina Welttransport Holding AG (Switzerland)	Freight Shipping & Supply Chain Management Services	115,500	8,392,366
			18,722,120
Airport Services—3.3%
BBA Aviation PLC (United Kingdom)	Flight Support & Aftermarket Services & Systems Provider	9,723,300	$18,236,316

Building Products—1.3%
Kaba Holding AG (Switzerland)	Provides Mechanical & Electronic Security Systems	37,686	$7,006,187

Human Resource & Employment Services—6.6%
Pasona Group, Inc. (Japan) (b)	Placement Service Provider	23,842	$16,606,615

Name	Description	Shares Held	Value
Common Stocks—94.2% (cont.)

Human Resource & Employment Services—6.6% (cont.)
Michael Page International PLC (United Kingdom)	Recruitment Consultancy Services	2,828,700	$11,087,621
Robert Walters PLC (United Kingdom)	International Recruitment Company	3,787,900	9,067,344
			36,761,580
Industrial Conglomerates—4.0%
Rheinmetall AG (Germany)	Automotive Pump Manufacturer	388,900	$16,830,774
Tomkins PLC (United Kingdom)	International Manufacturing	2,250,400	5,479,489
			22,310,263
Industrial Machinery—9.6%
Interpump Group SpA (Italy) (a)	Pump & Piston Manufacturer	3,538,700	$17,126,705
Duerr AG (Germany)	Automotive Industry Machinery Manufacturer	691,800	11,112,123
IMI PLC (United Kingdom)	Manufactures Merchandise Displays, Ventilation & Air Conditioning Equipment	2,056,000	10,545,038
GEA Group AG (Germany)	Engineering Services Provider	346,500	5,244,882
Bobst Group AG (Switzerland) (a)	Manufactures Printing Presses & Packaging Producing Machinery	185,800	5,215,499
Schindler Holding AG (Switzerland)	Manufactures & Installs Elevators, Escalators, & Moving Walkways Internationally	72,100	4,475,767
			53,720,014
Office Services & Supplies—2.8%
Sperian Protection (France)	Manufactures Protection Equipment For People In Hazardous Work Environments	279,500	$15,742,668

Research & Consulting Services—0.5%
Cision AB (Sweden) (a)	Business & Communication Intelligence	3,139,100	$2,888,998

Application Software—1.0%
Exact Holding N.V. (Netherlands)	Develops & Markets Business Software	236,515	$5,723,462

Communications Equipment—0.1%
Raymarine PLC (United Kingdom) (b)	Leisure Marine Electronics Products	4,093,379	$791,295

Computer Hardware—2.1%
Wincor Nixdorf AG (Germany)	Banking Machines & Cash Registers Manufacturer	209,200	$11,703,825

Electronic Components—0.3%
Hirose Electric Co., Ltd. (Japan)	Develops & Sells Electronic Equipment	16,400	$1,753,464

Name	Description	Shares Held/ Par Value	Value
Common Stocks—94.2% (cont.)

Electronic Equipment & Instruments—3.0%
Orbotech, Ltd. (Israel) (a)	Optical Inspection Systems	1,395,300	$12,069,345
Domino Printing Sciences PLC (United Kingdom)	Printing Equipment	1,107,990	4,598,176
			16,667,521
Home Entertainment Software—1.3%
Square Enix Holdings Co., Ltd. (Japan)	Develops & Sells Entertainment Software for Video Game Consoles	301,000	$7,077,023

IT Consulting & Other Services—3.6%
Atea ASA (Norway)	Management & IT Consulting Services	4,756,100	$19,748,819

Office Electronics—2.4%
Neopost SA (France) (d)	Mailroom Equipment Supplier	118,000	$10,595,145
Boewe Systec AG (Germany) (a)	Automated Paper Management Systems Producer	285,039	2,479,173
			13,074,318
Systems Software—0.6%
Totvs SA (Brazil)	Develops & Markets Software Solutions	90,200	$3,077,249
Monitise PLC (United Kingdom) (a), (b)	Mobile Banking Service Solutions	3,061,088	333,642
			3,410,891
Construction Materials—2.0%
Titan Cement Co. SA (Greece)	Cement & Building Materials Producer & Distributor	418,190	$11,029,161

Specialty Chemicals—4.3%
Symrise AG (Germany)	Diversified Chemical Manufacturer	770,500	$11,371,018
Taiyo Ink Manufacturing Co., Ltd. (Japan)	Manufactures & Sells Resist Inks	374,900	8,308,626
Sika AG (Switzerland)	Manufactures Construction Materials	3,950	4,384,244
			24,063,888

Total Common Stocks (Cost: $768,624,473)			524,560,379

Short Term Investment—3.9%

Repurchase Agreement—3.9%
Fixed Income Clearing Corp. Repurchase Agreement, 0.03% dated 6/30/2009 due 7/1/2009, repurchase price $22,183,575, collateralized by a Federal Home Loan Bank Bond, with a rate of 1.100%, with a maturity of 3/30/2010, and with a market value plus accrued interest of $22,628,450		$22,183,557	$22,183,557

Total Repurchase Agreement (Cost: $22,183,557)			22,183,557

Total Short Term Investment (Cost: $22,183,557)			22,183,557

Total Investments (Cost: $790,808,030)—98.1%			$546,743,936

Foreign Currencies (Cost: $291,849)—0.1%			$289,795
Other Assets In Excess of Liabilities—1.8%			9,883,340

Total Net Assets—100%			$556,917,071

(a)	Non income-producing security.
(b)	See note number two in the Notes to Schedule of Investments regarding investments in affiliated issuers.
(c)	Market value is determined in good faith in accordance with procedures established by the Board of Trustees.
(d)	A portion of security out on loan.

THE OAKMARK FUNDS

Notes to Schedules of Investments (Unaudited)

1.  SIGNIFICANT ACCOUNTING POLICIES

Harris Associates Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an investment company organized as a Massachusetts business trust, organized on February 1, 1991.  The Trust consists of the following series (each individually referred to as “a Fund” or collectively as “the Funds”): Oakmark Fund (“Oakmark”), Oakmark Select Fund (“Select”), Oakmark Equity and Income Fund (“Equity and Income”), Oakmark Global Fund (“Global”), Oakmark Global Select Fund (“Global Select”), Oakmark International Fund (“International”), and Oakmark International Small Cap Fund (“Int’l Small Cap”).  Each Fund other than Select and Global Select is diversified.

Security valuation —

The Funds’ share prices or net asset values (“NAVs”) are calculated as of the close of regular session trading (usually 4:00 pm Eastern time) on the New York Stock Exchange (“NYSE”) on any day on which the NYSE is open for trading.  Equity securities principally traded on securities exchanges in the United States and over-the-counter securities are valued at the last sales price or the official closing price on the day of valuation, or lacking any reported sales that day, at the most recent bid quotation.  Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price (“NOCP”), or lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market.  Equity securities principally traded on securities exchanges outside the United States shall be valued, depending on local convention or regulation, at the last sales price, the last bid or asked price, the mean between the last bid and asked prices, or the official closing price, or shall be based on a pricing composite as of the close of the regular trading hours on the appropriate exchange or other designated time.  Debt obligations and money market instruments maturing in more than 60 days from the date of purchase are valued at the latest bid quotation. Debt obligations and money market instruments maturing in less than 61 days from the date of purchase are valued on an amortized cost basis, which approximates value. Options are valued at the last reported sales price on the day of valuation or, lacking any reported sale price on the valuation date, at the mean of the most recent bid and asked quotations or, if the mean is not available, at the most recent bid quotation.

Securities for which quotations are not readily available or securities that may have been affected by a significant event occurring between the close of a foreign market and the close of the NYSE are valued at fair values, determined by or under the direction of the pricing committee established by the Board of Trustees.  A significant event may include the performance of U.S. markets since the close of foreign markets.  The Funds may use a systematic fair valuation model provided by an independent third party to value foreign securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the NYSE.   At June 30, 2009, Equity and Income and Int’l Small Cap held securities for which market quotations were not readily available and were valued by the pricing committee at a fair value determined in good faith in accordance with procedures established by the Board of Trustees.

The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective October 1, 2008.  Under SFAS 157, various inputs are used in determining the value of each Fund’s investments.  These inputs are prioritized into three broad levels as follows:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, and others)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from independent sources, and unobservable inputs reflect the Funds’ own assumptions based on the best information available.  The input levels are not necessarily an indication of risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009, in valuing each Fund’s assets and liabilities.  Except for the industries or investment types separately stated below, the total amounts for Common Stocks, Fixed Income and Short Term Investments in the table below are presented by industry or investment type in each Fund’s Schedule of Investments.  Forward Foreign Currency Contracts are presented by contract in the notes following this summary:

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
	(Level 1)	(level 2)	(Level 3)
Oakmark
Common Stocks	$2,579,091,873	$0	$0
Short Term Investments	0	147,352,747	0
Total	$2,579,091,873	$147,352,747	$0

Select
Common Stocks	$1,886,705,288	$0	$0
Short Term Investments	0	90,015,333	0
Total	$1,886,705,288	$90,015,333	$0

Equity and Income
Common Stocks - Packaged Food & Meats	$325,901,222	$348,000,996	$0
Common Stocks - All Other	6,982,151,522	0	0
Fixed Income	0	5,465,853,126	0
Short Term Investments	0	629,293,211	0
Total	$7,308,052,744	$6,443,147,333	$0

Global
Common Stocks	$1,399,945,150	$0	$0
Short Term Investments	0	18,863,980	0
Forward Foreign Currency Contracts	(776,970)	0	0
Total	$1,399,168,180	$18,863,980	$0

Global Select
Common Stocks	$219,283,987	$0	$0
Short Term Investments	0	10,634,778	0
Forward Foreign Currency Contracts	(105,891)	0	0
Total	$219,178,096	$10,634,778	$0

International
Common Stocks	$3,103,710,004	$0	$0
Short Term Investments	0	69,426,254	0
Forward Foreign Currency Contracts	(1,687,167)	0	0
Total	$3,102,022,837	$69,426,254	$0

Int’l Small Cap +
Common Stocks	$524,560,379	$0	$0
Short Term Investments	0	22,183,557	0
Forward Foreign Currency Contracts	14,283	0	0
Total	$524,574,662	$22,183,557	$0

+ On September 30, 2008, Int’l Small Cap did not hold any securities classified as Level 3, and for the 9-month period ending June 30, 2009, the Fund had no purchases or sales of Level 3 securities. During the 9-month period ending June 30, 2009, a common stock within the Investment Banking and Brokerage category was transferred into the Level 3 with a market value of zero and remained at that value on June 30, 2009.

Foreign currency translations —

Certain Funds invest in foreign securities, which may involve a number of risk factors and special considerations not present with investments in securities of U.S. corporations. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at current exchange rates obtained by a recognized bank, dealer, or independent pricing service on the day of valuation.  Purchases and sales of investments and dividend and interest income are converted at the prevailing rate of exchange on the respective dates of such transactions.  Forward foreign currency contracts are valued at the current day’s interpolated foreign exchange rates.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included in the net realized and unrealized gains and losses from securities.

Net realized gains and losses on foreign currency transactions arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually received or paid, and the realized gains or losses resulting from portfolio and transaction hedges. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities, other than investments in securities, at quarter end resulting from changes in exchange rates.

Forward foreign currency contracts—

The Funds’ currency transactions are limited to transaction hedging and portfolio hedging. The contractual amounts of forward foreign currency contracts do not necessarily represent the amounts potentially subject to risk.  The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.  Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values.  At June 30, 2009, Global, Global Select, International, and Int’l Small Cap held forward foreign currency contracts as follows:

Oakmark Global Fund

	Contract Amount	Settlement Date	Valuation at 6/30/09	Unrealized Appreciation/ (Depreciation)

Foreign Currency Sold:
Japanese Yen	2,585,000,000	03/03/10	$26,936,453	$(139,725)
Swiss Franc	23,300,000	03/03/10	21,538,805	(1,343,789)
Swiss Franc	37,700,000	06/04/10	34,933,464	706,544

			$83,408,722	$(776,970)

Oakmark Global Select Fund

	Contract Amount	Settlement Date	Valuation at 06/30/09	Unrealized Appreciation/ (Depreciation)

Foreign Currency Sold:
Japanese Yen	273,000,000	03/03/10	$2,844,740	$(14,756)
Swiss Franc	3,850,000	03/03/10	3,558,987	(222,042)
Swiss Franc	6,985,000	06/04/10	6,472,420	130,907

			$12,876,147	$(105,891)

Oakmark International Fund

	Contract Amount	Settlement Date	Valuation at 06/30/09	Unrealized Appreciation/ (Depreciation)

Foreign Currency Sold:
Japanese Yen	5,250,000,000	03/03/10	$54,706,529	$(283,774)
Swiss Franc	67,000,000	03/03/10	61,935,621	(3,864,115)
Swiss Franc	131,300,000	06/04/10	121,664,822	2,460,722

			$238,306,972	$(1,687,167)

Oakmark Int’l Small Cap Fund

	Contract Amount	Settlement Date	Valuation at 6/30/09	Unrealized Appreciation/ (Depreciation)

Foreign Currency Sold:
Japanese Yen	572,000,000	03/03/10	5,960,407	(30,918)
Swiss Franc	2,950,000	03/03/10	2,727,016	(170,136)
Swiss Franc	11,490,000	06/04/10	10,646,830	215,337

			$19,334,253	$14,283

Short sales —

Each Fund may sell “short” a security it does not own in anticipation of a decline in the value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or loss, unlimited in size, will be recognized upon the termination of the short sale. At June 30, 2009, none of the Funds had short sales.

Repurchase agreements —

Each Fund may invest in repurchase agreements, which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price.

The Fund’s custodian receives delivery of the underlying securities collateralizing repurchase agreements.  It is the Funds’ policy that the value of the collateral be at least equal to 102% of the repurchase price, including interest. Harris Associates L.P. (“the Adviser”) is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest.  Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

Security lending —

Each Fund, except Oakmark, may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the fair value of the securities loaned by the Fund. Collateral is marked to market and monitored daily. The Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and would also receive an additional return that may be in the form of a fixed fee or a percentage of the earnings on the collateral. The Fund would have the right to call the loan and attempt to obtain the securities loaned at any time on notice of not more than five business days. In the event of bankruptcy or other default of the borrower, the Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights. In addition, there could be a decline in the value of the collateral or in the fair value of the securities loaned while the Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period.

At June 30, 2009, Global, International and Int’l Small Cap had securities on loan with a value of $56,037,199, $6,865,490, and $9,886,347 respectively, and held as collateral for the loans U.S. Treasury securities with a value of $60,103,995, $7,406,438 and $10,685,446 respectively.

Restricted securities —

The following investments, the sales of which are restricted to qualified institutional buyers, have been valued according to the securities valuation procedures for debt obligations and money market instruments (as stated in the Security valuation section) since their acquisition dates. These securities are priced using market quotations and there are no unrestricted securities with the same maturity dates and yields for the issuer.

At June 30, 2009, Equity and Income held the following restricted securities:

Quantity	Security Name	Acquisition Date	Carrying Value	Cost	Value	Percentage of Net Assets
$3,000,000	Sealed Air Corporation, 144A, 5.625% due 7/15/2013	6/27/2003	90.4307	100.68	2,712,921	0.02%
3,955,000	Sealed Air Corporation, 144A, 5.625% due 7/15/2013	8/20/2003	90.4307	96.41	3,576,534	0.03%
300,000	Sealed Air Corporation, 144A, 5.625% due 7/15/2013	8/21/2003	90.4307	96.79	271,292	0.00%
11,700,000	Sealed Air Corporation, 144A, 5.625% due 7/15/2013	4/6/2004	90.4307	103.31	10,580,392	0.08%
					17,141,139	0.13%

2. INVESTMENTS IN AFFILIATED ISSUERS

An issuer in which a Fund’s ownership represents 5% or more of the outstanding voting securities of the issuer is an affiliated issuer as defined under the Investment Company Act of 1940.  A schedule of each Fund’s investments in securities of affiliated issuers for the quarter ended June 30, 2009, is set forth below:

Schedule of Transactions with Affiliated Issuers

Oakmark Equity and Income Fund

		Purchases	Sales		Dividend	Value
Affiliates	Shares Held	(Cost)	(Proceeds)		Income	June 30, 2009

EchoStar Corp.+	4,787,600	$18,201,426	$1,752,316		$0	$76,314,344
Hospira, Inc.+ *	7,816,500	44,398,550	5,798,600		0	301,091,580
Mueller Water Products, Inc., Class A *	2,442,700	0	7,450,572		252,747	9,135,698
Walter Energy, Inc.	3,028,900	24,289,114	1,786,743		4,906,718	109,767,336
Walter Investment Management Corp. +	1,106,195	0	176,805		0	14,690,270
TOTALS		$86,889,090	$16,965,036	**	$5,159,465	$510,999,228

Schedule of Transactions with Affiliated Issuers

Oakmark International Fund

		Purchases	Sales	Dividend	Value
Affiliates	Shares Held	(Cost)	(Proceeds)	Income	June 30, 2009

Meitec Corp.	2,475,100	$0	$229,249	$702,359	$42,803,930
Signet Jewelers, Ltd.	5,765,736	13,630,664	18,964,692	0	120,042,623
TOTALS		$13,630,664	$19,193,941	$702,359	$162,846,553

Schedule of Transactions with Affiliated Issuers

Oakmark Int’l Small Cap Fund

		Purchases	Sales	Dividend	Value
Affiliates	Shares Held	(Cost)	(Proceeds)	Income	June 30, 2009

Alaska Milk Corp.	56,360,000	$0	$0	$232,690	$5,152,914
Chargeurs SA +	772,682	0	181,363	0	4,444,221
Freightways Ltd.*	5,657,300	366,461	3,560,306	270,171	10,329,754
JJB Sports PLC	15,322,680	1,853,290	1,113,161	0	8,003,815
LSL Property Services PLC+	8,839,727	0	2,460,643	0	20,396,719
Media Prima Berhad	48,390,700	8,619,352	4,068,361	869,481	16,657,965
Monitise PLC+*	3,061,088	0	2,078,632	0	333,642
Pasona Group, Inc.	23,842	0	2,451,835	150,240	16,606,615
Raymarine PLC	4,093,379	0	0	0	791,295
Vitec Group PLC	2,812,479	0	0	445,646	12,030,432
TOTALS		$10,839,103	$15,914,301	$1,968,228	$94,747,372

+Non-income producing security.

* Due to transactions during the period ended June 30, 2009, the company is no longer an affiliated security.

** Includes proceeds from in-kind transactions of $9,744,232

3. FEDERAL INCOME TAXES

At June 30, 2009, cost of investments for federal income tax purposes and related composition of unrealized gains and losses for each fund were as follows:

	Cost of Investments			Net Unrealized
	for Federal Income	Gross Unrealized	Gross Unrealized	Appreciation
Fund	Tax Purposes	Appreciation	(Depreciation)	(Depreciation)

Oakmark	$2,332,203,209	$454,059,274	$(59,817,863)	$394,241,411
Select	1,880,610,998	470,797,969	(374,688,346)	96,109,623
Equity and Income	13,258,204,783	1,087,887,989	(594,892,695)	492,995,294
Global	1,701,436,888	157,724,665	(440,352,423)	(282,627,758)
Global Select	261,942,210	23,220,469	(55,243,914)	(32,023,445)
International	3,804,829,117	218,636,423	(850,329,282)	(631,692,859)
Int’l Small Cap	802,700,992	31,516,838	(287,473,894)	(255,957,056)

4.  SUBSEQUENT EVENT

In accordance with the provisions set forth in FASB Statement of Financial Accounting Standards No. 165 “Subsequent Events”, adopted by the Funds as of June 30, 2009, management has evaluated the possibility of subsequent events existing in the Funds’ schedule of investments through August 28, 2009. Management has determined that there are no material events that would require disclosure in the Funds’ Schedule of Investments through this date.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c)), the “Disclosure Controls”), within 90 days prior to the filing of this report, that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in this report is recorded, processed, summarized and reported, including ensuring that information required to be disclosed in this report is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2), attached hereto as Exhibits (a)(1) and (a)(2).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Harris Associates Investment Trust

By:	/s/ John R. Raitt
John R. Raitt
Principal Executive Officer
Date:	August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Raitt
John R. Raitt
Principal Executive Officer
Date:	August 28, 2009

By:	/s/ Kristi L. Rowsell
Kristi L. Rowsell
Principal Financial Officer
Date:	August 28, 2009